Related-party transactions (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel's remuneration - salaries	$ 13,901	$ 12,726	$ 6,198